Morgan, Lewis & Bockius LLP
                                 One Federal Street
                             Boston, Massachusetts 02110




December 5, 2016



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pioneer Series Trust X (the "Trust")
       Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File Nos. 333-89354 and 811-21108)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X, a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust under the Securities Act of 1933, as amended (the "1933 Act") (the "Amendment"), relating to Pioneer Fundamental Growth Fund (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and is to be effective on February 3, 2017, for the purpose of establishing Class T shares of the Fund.

Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/ Jeremy B. Kantrowitz
------------------------
    Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.